SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 13 - SHAREHOLDERS' EQUITY:

a. Share Capital:

1) Ordinary shares

Each holder of the Company’s ordinary shares is entitled to one vote. The holders of ordinary shares are also entitled to receive dividends whenever funds are legally available, when and if declared by the Company’s Board of Directors. Since inception, the Company has not declared any dividends.

In June 2019, the Company’s shareholders resolved to increase the authorized share capital of the Company to NIS 1,000,000 divided into 100,000,000 ordinary shares par value 0.01 NIS each.

In September 2020, the Company approved a share repurchase program of up to two million ordinary shares, to be purchased out of the Company’s cash reserve and to be paid solely from the Company's IPO proceeds. In February 2022, the Company approved that the share repurchase program could also be funded from the proceeds of exercised options. In March 2022, the Company approved an additional repurchase program of up to one million ordinary shares, to be purchased out of our cash reserve and to be paid from the Company’s remaining IPO proceeds and from the proceeds of exercised options.

During the fourth quarter of 2020, the Company purchased 786,882 shares in the amount of $17.2 million. During 2021, the Company purchased 693,734 shares in the amount of $35.4 million. In addition, during 2022, the Company purchased 1,077,213 shares in the amount of $42.6 million. As of December 31, 2022, the Company purchased 2,557,829 shares in the amount of $95.2 million under these repurchase programs.

On September 30, 2021, the Company executed a 1-for-2 share split (“2021 Share Split”) of the Company’s shares by way of an issuance of bonus shares. Upon the effectiveness of the 2021 Share Split, (i) one bonus share was issued for each outstanding share, (ii) the number of ordinary shares into which each outstanding option to purchase ordinary shares is exercisable was adjusted through proportional increase, (iii) the exercise price of each exercisable share under such outstanding options to purchase ordinary shares was adjusted through proportional decrease, (iv) the number of outstanding RSUs was adjusted through proportional increase, and (v) the number of shares reserved under the Company's options plans was proportionally adjusted to accommodate the adjustment to the number of exercisable options under the Company's respective option plans.

Unless otherwise indicated, and except for authorized capital, all of the share numbers, number of RSUs, number of options to purchase ordinary shares, net income per share amounts, share prices and option exercise prices in these financial statements have been adjusted, on a retroactive basis, to reflect the 2021 Share Split.

2) Share-based compensation

On January 30, 2008, the Company’s Board of Directors adopted two share option plans as follows (collectively, the “2008 Plans”):

a)
2008 Israeli Option Plan (“2008 Israeli Plan”) allowing the Company to grant ordinary shares and options to purchase ordinary shares to Israeli employees, officers, directors, consultants and service providers. Each option under the 2008 Israeli Plan grants the right to exercise such option into one ordinary share of the Company.

b)
2008 ROW Option Plan (“2008 ROW Plan”) allowing the Company to grant ordinary shares and options to purchase ordinary shares to non-Israeli employees, officers, directors, consultants and service providers. Each option under the 2008 ROW Plan grants the right to exercise such option into one ordinary share of the Company.

In June 2018, the Company’s Board of Directors adopted a new incentive plan (“2018 Incentive Plan”), allowing the Company to grant ordinary shares, options to purchase ordinary shares, restricted shares and restricted share unit (“RSUs”) (together, “Awards”) to Israeli and other non-U.S. employees, officers, directors, consultants and service providers of the Company and its Subsidiaries. The 2018 Incentive Plan also includes as an appendix a sub-plan allowing the Company to grant awards to U.S. employees, officers, consultants and service providers of the Company and its Subsidiaries. Each option award under 2018 Incentive Plan grants the right to exercise such option into one ordinary share of the Company. The Company’s subsidiary in U.S. may recognize under U.S. corporate tax laws, a tax benefit for RSU and options exercised for U.S. employees and U.S. service providers for tax purposes.

The grant of awards to Israeli employees, officers and directors under the 2008 Israeli Plan and the 2018 Incentive Plan is subject to the terms stipulated by Sections 102 and 102A of the Israeli Income Tax Ordinance. Each award grant is subject to the track chosen by the Company, either Section 102 or Section 102A of the Israeli Income Tax Ordinance, and pursuant to the terms thereof, the Company is not allowed to claim as an expense for tax purposes the amounts credited to employees as benefits, including amounts recorded as salary benefits in the Company’s accounts, in respect of options granted to employees under the 2008 Israeli Plan, with the exception of the work-income benefit component, if any, determined on grant date. For consultants and service providers, grants under the 2008 Israeli Plan and the 2018 Incentive Plan are subject to Section 3(i) of the Israeli Income Tax Ordinance.

Upon the adoption of the 2018 Incentive Plan, the then-current pool of awards available for future grants under the 2008 Plans was canceled and returned to the Company’s authorized and un-issued share capital. In addition, any shares returning to the free pool of options under the 2008 Plans, due to options expirations or otherwise, are automatically returning to the Company's authorized and un-issued share capital.

Upon adoption of the 2018 Incentive Plan, the Board and the shareholders resolved to approve an evergreen mechanism with respect to the 2018 Incentive Plan, under which the number of reserved, authorized and unissued ordinary shares of the Company available for issuance of awards pursuant to the 2018 Incentive Plan shall automatically increase on an annual basis, by such number of ordinary shares as follows: on the first business day of each calendar year beginning in 2019, the number of awards equal to the lesser of (i) 800,000 ordinary shares, (ii) three percent of the number of shares outstanding as of such date or (iii) a lesser number of ordinary shares as shall be determined by the Company's board of directors.

Total awards under 2018 Incentive Plan that have been authorized to be issued as ordinary shares:

	Number of awards
Upon adoption of the 2018 Incentive Plan	3,578,000	*
Automatic increase approved by the Board of the Company in:
January 2020	1,600,000	*
January 2021	1,600,000	*
January 2022	800,000
January 2023	800,000
Total	8,378,000

* The number of awards has been adjusted retroactively to reflect the 2021 Share Split.

As of December 31, 2022, 1,756,231 awards were available for grant under the 2018 Incentive Plan.

Details Regarding Grant of Awards:

During 2022 and 2021, the Company granted only RSUs to its employees, officers, directors, non-employees.

	Year Ended December 31, 2022
	Award amount	Exercise price range	Vesting period
Employees, officers, directors, service providers and consultants:

February 9, 2022	598,455	-	1-2 Years
May 1, 2022	21,500	-	1-2 Years
July 27, 2022	3,000	-	1.5 Years
October 26, 2022	1,500	-	1.25 Years
	Year Ended December 31, 2021
	Award amount	Exercise price range	Vesting period
Employees, officers, directors, service providers and consultants:

February 9, 2021	511,500	-	1-2 Years
May 6, 2021	23,500	-	2 Years
July 27, 2021	9,000	-	1.5 Years

During 2020, the Company granted only options to its employees, officers, directors, service providers and consultants.

Modification of share-based compensation

On March 15, 2020, the Company’s board of directors approved: (i) the re-pricing of outstanding options under Section 102 to the Israeli Tax Ordinance that were granted during November 2019 and February 2020, to a lower exercise price of $9.845 (as further approved by a respective tax-ruling received from the Israeli tax authority), and (ii) the cancellation of all other outstanding options granted to Non-Israeli grantees in November 2019, January 2020 and February 2020, and the grant of replacement options thereof under the same terms as originally granted but with a lower exercise price of $9.845. The cancellation and grant of replacement options thereof with respect to such options granted to executive officers of the Company was ratified and approved by the Company's shareholders on June 16, 2020.

As a result, for 449,000 outstanding options (of which 30,000 options granted on November 25, 2019 at an exercise price of $20.775 and the rest granted on February 17, 2020, at an exercise price of $21.98) that were granted to Israeli grantees under Section 102 to the Israeli Tax Ordinance the exercise price was re-priced and reduced to $9.845, and 2,518,300 options (of which 224,500 options granted on November 25, 2019 at an exercise price of $20.775, 1,906,000 options granted on January 7, 2020 at an exercise price of $17.52, 85,000 options granted on January 28, 2020 at an exercise price of $21.95 and the rest granted on February 17, 2020 at an exercise price of $21.98) were cancelled and 2,518,300 options were granted (under the same terms as originally granted but with a lower exercise price of $9.845) simultaneously to non-Israeli grantees.

The reduction of the exercise price of the options was considered a Type I modification. The total incremental fair value of these options amounted to $3,283. The incremental fair value of the options granted, that were fully vested on March 15, 2020, in the amount of $666 were recognized immediately, and the remaining incremental fair value was recognized over the remaining vesting period until December 31, 2022.

*** GIBF Options

Options granted as part of share exchange agreement entered into by and between the Company and Guangzhou Sino-Israel Bio-Industry Investment Fund (LLP). See note 13(b)(1) below.

Share Options

The following tables summarize information concerning options as of December 31, 2022 and 2021:

	Year ended December 31
	2022		2021
	Number of Options	Weighted Average Exercise price*	Number of Options	Weighted average exercise price*
Outstanding at beginning of year	2,930,727	$5.23	10,492,910	$3.43
Changes during the year:
Granted	-	-	-	-
Cancelled	-	-	-	-
Exercised	(365,799)	4.52	(7,521,469)	2.70
Forfeited	(5,788)	10.78	(40,714)	9.00
Expired	(5,500)	10.90	-	-
Outstanding at end of year	2,553,640	$5.30	2,930,727	$5.23
Exercisable at end of year	2,550,474	$5.30	2,635,973	$4.71

*	In U.S. dollars per Ordinary Share

As of December 31, 2022, the weighted-average remaining contractual life of exercisable options were 2.95 years. The total intrinsic value of options exercised during 2022, 2021 and 2020 were approximately $10,549, $277,978 and $190,498, respectively.

The fair value of each option granted is estimated on the date of grant using the binomial option-pricing model, with the following assumptions:

2020
Fair value of one ordinary share	$9.845-$21.98
Dividend yield	0%
Expected volatility	46.07%-49.22%
Risk-free interest rate	0.53%-1.74%
Early exercise multiple (“EEM”)	0% - 250%
Contractual term	6.7-7 years

The risk-free interest rate assumption is based on observed interest rates appropriate for the expected term of the options granted in dollar terms.

The employee termination exit rate assumption is based on current geographical data of the Company.

The total fair value of options granted during the year ended December 31, 2020 was $16,345.

As of December 31, 2022, the Company had 3,166 unvested options. The total unrecognized compensation cost of employee options as of December 31, 2022 is $11, which is expected to be recognized over a weighted average period of 0.25 years.

The following tables summarize information concerning outstanding and exercisable options as of December 31, 2022:

December 31, 2022
Options outstanding			Options exercisable
	Number of	Weighted	Number of	Weighted
	options	average	options	average
	outstanding	remaining	exercisable	remaining
Exercise	at end of	contractual	at end of	contractual
prices *	year	Life	year	life
$0.28	641,166	1.36	641,166	1.36
$0.29	203,438	1.42	203,438	1.42
$3.16	211,782	2.71	211,782	2.71
$3.75	272,741	3.02	272,741	3.02
$5.11	99,360	3.26	99,360	3.26
$7.00	42,000	3.61	42,000	3.61
$9.85	1,044,265	4.16	1,041,099	4.16
$12.16	32,388	4.35	32,388	4.35
$21.62	6,500	4.86	6,500	4.86

* In U.S. dollars per Ordinary Share

The aggregate intrinsic value of total vested and exercisable options as of December 31, 2022 is $77,537.

Restricted Share Unit

The following tables summarize information concerning RSUs as of December 31, 2022 and 2021:

	Year ended December 31		Year ended December 31
	2022		2021
		Weighted		Weighted
		Average		Average
	Number of	Grant Date	Number of	Grant Date
	RSUs	Fair Value	RSUs	Fair Value
Outstanding at beginning of year	508,080	35.48	-	-
Changes during the year:
Granted	624,455	49.35	544,000	35.44
Exercised	(278,290)	34.98	-	-
Forfeited	(49,670)	46.43	(35,920)	34.87
Outstanding at end of year *	804,575	45.74	508,080	35.48

*  As of December 31, 2022, 517,076 RSUs were vested and were settled by issuance of respective shares at the beginning of January 2023.

Each RSU represents the right to receive one ordinary share of the Company upon the vesting thereof. The fair value of an RSU is identical to the value of the underlying share at the close of the last trading day prior to the day of grant. The fair value of each RSU granted in 2022 were $50.37, $25.11, $27.77 and $33.39, and in 2021 were $34.87, $40.6 and $54.61 based on the Company’s share price at closing of trading day prior to the day of grant.

The total fair value of RSUs granted during the year ended December 31, 2022 and 2021, was $30,817 and $19,279, respectively.

As of December 31, 2022, the Company had 287,499 unvested RSUs. The total unrecognized compensation cost of employee RSUs as of December 31, 2022 is $13,907, which is expected to be recognized over a weighted average period of 0.99 years.

The aggregate intrinsic value of total exercisable RSUs as of December 31, 2022 is $18,460.

The following table illustrates the effect of share-based compensation on the consolidated statements of income:

	Year ended December 31
	2022	2021	2020
Cost of sales	1,917	1,108	520
Research and development expenses	3,166	1,554	2,264
Selling and marketing expenses	17,302	8,274	9,398
General and administrative expenses	2,067	1,026	663
	24,452	11,962	12,845

b. Non-Controlling Interests:

1)From 2016 the Company was in joint venture agreement (the “JV Agreement”) with Guangzhou Sino-Israel Bio-Industry Investment Fund (LLP) (“GIBF”), ”), and an Equity Joint Venture Company (“JVC”) was established, in which the Company had 51% interest upon establishment. the non-controlling partner equity interests in JVC has been considered and treated as a non-controlling interest.

       On November 11, 2020 (the “Signing Date”), the Company, GIBF and JVC entered into a share exchange agreement (the “JVC Exchange Agreement”) whereby, GIBF sold to the Company all of its outstanding share capital in the JVC (thereby making the JVC a wholly-owned subsidiary of the Company) and all of its rights pursuant to the JV Agreement, in exchange for a purchase consideration of $2,700 (the “Purchase Consideration”) which was paid by the Company at the closing of such JVC Exchange Agreement in January 2021, by way of issuance to GIBF by the Company, in a private placement, of 124,914 of the Company’s ordinary shares, par value NIS 0.01, which reflected the Purchase Consideration amount at the time of approval of the JVC Exchange Agreement by the Company.

For certain services provided by GIBF to the JVC, the Company has granted GIBF 13,000 options to purchase ordinary shares of the Company, at an exercise price of $21.615.

2)    On April 23, 2021, the Company, Dilazar Limited (“Dilazar”), Wigmore and Invasix UK entered into a share exchange agreement (the “UK Exchange Agreement”) whereby, Dilazar (which owned 49% of the Invasix UK’s shares immediately prior to the UK Exchange Agreement, which shares were previously transferred to Dilazar from its wholly-owned subsidiary Wigmore) sold to the Company all of its outstanding share capital in Invasix UK and Wigmore sold to the Company all of its rights pursuant to the Founders Memorandum of Understanding, dated March 4, 2014, by and between Wigmore and the Company, in exchange for the issuance at closing to Dilazar by the Company in a private placement of 457,912 of the Company’s ordinary  shares, par value NIS 0.01. Upon closing, in May 2021, 457,912 of the Company’s ordinary shares were issued to Dilazar from the Company’s treasury shares.